April 1, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
 John Hancock Preferred Income Fund (the "Registrant")
      File No. 811-21131

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending January 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary



ITEM 1. REPORT TO STOCKHOLDERS.

JOHN HANCOCK
Preferred Income Fund

1.31.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 12

For your information
page 25


Dear Fellow Shareholders,

The stock market continued its advance in the first month of 2004, prolonging last year's strong rebound after three down years. The same factors that produced double-digit returns in a broad-based rally in 2003 were still at work in the first month of the new year: a rebounding economy, fueled by historically low interest rates, and improving corporate earnings. As a result, the market, as measured by the Standard & Poor's 500 Index, was up 1.84% in the month of January 2004. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 3.15%, while the Dow Jones Industrial Average was up 0.51%. Bonds, which had their fourth straight year of gains in 2003, albeit on a more modest scale, also started 2004 on the right foot, producing positive total returns.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial advisor.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial advisor or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of January 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high
level of current
income, consistent
with preservation
of capital, by
investing in a
diversified portfo-
lio of securities
that, in the opinion
of the Adviser, may
be undervalued rel-
ative to similar
securities in the
marketplace.
Under normal mar-
ket conditions, the
Fund invests at
least 80% of its
assets in preferred
stocks and other
preferred securities.

Over the last six months

* A dividend tax cut helped buoy demand for preferred stocks.

* The Fund benefited from advantageous security selection among preferred stocks.

* Utility common stock holdings also aided performance.

[Bar chart with heading "John Hancock Preferred Income Fund." Under the heading is a note that reads "Fund performance for the six months ended January 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The bar represents the 8.20% total return for John Hancock Preferred Income Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 2.6%   Shaw Communications, Inc.
 2.6%   General Motors Corp.
 2.4%   Interstate Power & Light Co.
 2.4%   DPL Capital Trust II
 2.4%   Nexen, Inc.
 2.3%   Public Storage, Inc.
 1.9%   KeySpan Corp.
 1.9%   Duke Realty Corp.
 1.7%   J.P. Morgan Chase Capital X
 1.7%   BGE Capital Trust II

As a percentage of net assets plus the value of preferred shares on January 31, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Preferred Income Fund

Preferred stocks -- which are the primary emphasis of John Hancock Preferred Income Fund -- posted solid returns during the six-month period ended January 31, 2004, fueled in large part by favorable supply and demand conditions. An increasing number of companies that issued preferred stocks in years when interest rates were higher redeemed those older preferred stocks to take advantage of the lower interest rates that prevailed during much of the period. Those redemptions resulted in a reduced net supply of preferred stocks. At the same time, demand burgeoned as individual and institutional investors increasingly sought out higher-yielding alternatives to most fixed-income securities and common stocks. Demand got an added boost from the passage of President Bush's dividend tax-cut package, which greatly reduced the taxes individuals pay on most stock dividends. A dramatic rise in interest rates and bond yields in the summer months briefly tempered an otherwise favorable backdrop for fixed-income investments, including preferreds. But they quickly regained their footing in the final months of the period when inflation concerns cooled, the Fed rushed to reassure investors that it wasn't poised to raise interest rates any time soon and favorable supply and demand conditions trumped macroeconomic concerns.

"Preferred stocks...posted
 solid returns during the
 six-month period ended
 January 31, 2004..."

PERFORMANCE

For the six months ended January 31, 2004, John Hancock Preferred Income Fund returned 8.20% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 13.18%, according to Lipper, Inc. The Fund's lag stemmed primarily from our focus on high-quality investments. Lower-quality "junk" names soared during the year in response to stronger demand from bargain hunters, better-than-expected corporate earnings, fewer corporate defaults and a reduction in the rate of corporate credit downgrades. Despite the strong recent showing of low-quality investments, we felt that much of the rebound had been played out, and so we continued our emphasis on lower-risk, higher-rated securities. In the same six-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 17.55%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 15.22%.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

LEADERS AND LAGGARDS

Some of our best-performing holdings were those issued by financial services companies. For example, our holdings in Royal Bank of Scotland, which we bought at what we believed were bargain prices last summer when the Treasury and preferred markets came under pressure, performed quite well as investors realized the value of this high-quality company. Another winner was FleetBoston Financial, which benefited from the announced purchase of the company by Bank of America, which is expected to result in higher overall credit for Fleet's outstanding preferred stock. Merrill Lynch also performed well, thanks to its strong credit rating compared with its brokerage services group peers and enhanced earnings consistency, resulting from what the company termed "a diversity of revenues from multiple asset classes, client segments and geographic regions."

"Some of our best-
 performing holdings were
 those issued by financial
 services companies."

Many of our preferred stocks issued by utility companies also posted strong returns during the period. Throughout the period, utility stocks were powered by investors' renewed optimism about the group, as many utilities took significant steps to reduce debt, improve their financing and shed money-losing unregulated subsidiaries. One standout among our preferred stock utility holdings was Interstate Power & Light, which was boosted by investors' recognition of the company's recovery efforts and better earnings. Improving fundamentals at Interstate also helped our common stock holdings in its parent company, Alliant Energy Corp. Our preferred stock holding in utility Cinergy posted good gains, as the company's back-to-basics approach boosted its financial performance.

We also enjoyed our share of common stock winners in the utility sector. One was NiSource, which profited from its repositioning efforts and the better financial results that emanated from that realignment. Scottish Power Plc turned in a good performance thanks to a growing recognition of the value of its ownership of Pacific Corp., which has a large U.S. electric transmission system.

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Utilities 54%, the second is Banks -- United States 10%, the third is Finance 6%, the fourth is Banks -- foreign 5% and the fifth is REITs 4%.]

Preferred stocks issued by oil and natural gas companies also turned in good gains as the price of those commodities remained high. Those high energy prices, in turn, helped boost the fortunes of holdings such as energy company Nexen.

A disappointment during the period was TECO Energy, which came under pressure due to concerns about the company's problems from its foray into merchant gas-fired energy. Despite these problems, we continued to hold on to our stake in TECO because the company has very well-run electric and gas utility operations in Florida, and because we believe it will eventually distance itself from its merchant energy business.

[Pie chart in middle of page with heading "Portfolio diversification 1" The chart is divided into five sections (from top to left): Preferred stocks 83%, Capital preferred securities 7%, Common stocks 4%,
Short-term investments 4% and Corporate bonds 2%.]

OUTLOOK

In our view, the first half of 2004 likely will continue to favor preferred and utility stocks. First off, we believe that both sectors will keep on benefiting from the favorable supply and demand conditions that boosted their prospects over the past six months. Our interest-rate forecast -- which calls for continued low interest rates -- should also help preferreds because they pay dividends at a fixed rate like the interest on a bond and, as such, tend to perform best when rates decline or stabilize at relatively low levels, just as bonds do. Although the economy has heated up, we don't think that the Federal Reserve Board will raise interest rates until the current recovery deepens and sustains itself for a longer period of time. Granted, longer-term bond yields could rise as investors worry about the prospects of future inflation, but the expected lack of an interest-rate hike would keep short-term interest rates low, thereby making preferred stocks an attractive alternative to shorter-term, lower-yielding money market and Treasury securities. Furthermore, we believe investors' appetite for preferred stocks and utility common stocks -- many of which benefit from the new lower federal tax on dividends -- could remain strong. In addition to robust demand, utility common stocks appear to have other factors working in their favor. Chief among them are the potential for more stable credit ratings and continued attractive valuations -- albeit higher than at the beginning of 2003 -- relative to the stock market overall. Recent acquisitions of utility companies by deep-pocketed private equity investors may signal that more acquisition activity is in the offing in 2004, a trend that could help boost utilities.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is FleetBoston Financial followed by an up arrow with the phrase "Pending takeover expected to reise credit rating." The second listing is Interstate Power & Light followed by an up arrow with the phrase "Back-to-basics approach powers improving fundamentals." The third listing is TECO Energy followed by a down arrow with the phrase "Problems with merchant gas-fired energy endeavor."]

"In our view, the first half
 of 2004 likely will continue
 to favor preferred and
 utility stocks."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on January 31, 2004.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
January 31, 2004
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, capital preferred securities, corporate bonds and short-term investments. The common stocks, preferred stocks, capital preferred securities and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION                                                                            SHARES           VALUE
COMMON STOCKS 5.38%                                                                                       $35,584,365
(Cost $30,131,016)

Utilities 5.38%                                                                                            35,584,365
Alliant Energy Corp.                                                                          236,100       6,112,629
NiSource, Inc.                                                                                560,000      11,760,000
Peoples Energy Corp.                                                                          271,600      11,532,136
Progress Energy, Inc.                                                                          20,000         895,600
Scottish Power Plc, American Depositary Receipt
(United Kingdom)                                                                              200,000       5,284,000


                                                                              CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
PREFERRED STOCKS 118.23%                                                                                 $782,525,215
(Cost $742,061,968)

Agricultural Operations 1.66%                                                                              11,011,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                                  BBB          143,000      11,011,000

Automobiles/Trucks 3.83%                                                                                   25,364,293
Ford Motor Co., 7.50%                                                            BBB-          50,000       1,310,000
General Motors Corp., 7.25%, Ser 4-15-41                                         BBB           89,000       2,309,550
General Motors Corp., 7.25%, Ser 7-15-41                                         BBB          254,300       6,540,596
General Motors Corp., 7.25%, Ser 2-15-52                                         BBB          378,700       9,865,135
General Motors Corp., 7.375%                                                     BBB          134,325       3,509,912
General Motors Corp., 7.375%                                                     Baa1          70,000       1,829,100

Banks -- Foreign 5.27%                                                                                     34,901,256
Abbey National Plc, 7.00% (United Kingdom)                                       A             25,000         633,000
Abbey National Plc, 7.25% (United Kingdom)                                       A1            54,480       1,445,899
Abbey National Plc, 7.375% (United Kingdom)                                      A            350,000       9,625,000
ABN AMRO Capital Funding Trust V, 5.90% (Netherlands)                            A            401,800       9,944,550
Royal Bank of Scotland Group Plc, 5.75%, Ser B
(United Kingdom)                                                                 A-           535,900      13,252,807

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                                              CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Banks -- United States 12.34%                                                                             $81,646,509
BAC Capital Trust IV, 5.875%                                                     A-           181,150       4,613,890
Bank One Capital Trust V, 8.00%                                                  BBB+          20,500         558,625
Bank One Capital Trust VI, 7.20%                                                 BBB+          55,500       1,485,735
BNY Capital V, 5.95%, Ser F                                                      A-            40,000       1,018,800
Chase Capital VII, 7.00%, Ser G                                                  A-            71,000       1,797,010
Comerica Capital Trust I, 7.60%                                                  BBB+         171,400       4,646,654
Fleet Capital Trust VII, 7.20%                                                   BBB+         322,500       8,630,100
Fleet Capital Trust VIII, 7.20%                                                  BBB+         464,750      12,473,890
J.P. Morgan Chase Capital IX, 7.50%                                              A-            61,000       1,631,750
J.P. Morgan Chase Capital X, 7.00%, Ser J                                        A-           607,100      16,373,487
J.P. Morgan Chase Capital XI, 5.875%                                             A-           289,700       7,170,075
National Commerce Capital Trust II, 7.70%                                        BBB           80,300       2,176,933
Regions Financing Trust I, 8.00%                                                 BBB+          46,856       1,273,546
USB Capital III, 7.75%                                                           A-           327,100       8,926,559
USB Capital IV, 7.35%                                                            A-           165,700       4,449,045
USB Capital V, 7.25%                                                             A-            62,199       1,682,483
Wells Fargo Capital Trust VII, 5.85%                                             A            107,750       2,737,927

Broker Services 3.65%                                                                                      24,171,057
Bear Stearns Capital Trust III, 7.80%                                            BBB           40,600       1,096,200
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                      A3            20,000       1,060,000
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C                                                         BBB+         175,600       9,060,960
Lehman Brothers Holdings Capital Trust II, 7.875%, Ser J                         BBB+          85,200       2,193,900
Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                       A-           204,500       5,582,850
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-            35,800         969,822
Merrill Lynch Preferred Capital Trust IV, 7.12%                                  A-            63,452       1,731,605
Merrill Lynch Preferred Capital Trust V, 7.28%                                   A-            89,700       2,475,720

Diversified Operations 0.92%                                                                                6,100,344
Grand Metropolitan Delaware, L.P., 9.42%, Ser A                                  BBB+         231,600       6,100,344

Finance 8.12%                                                                                              53,725,752
Citigroup Capital VII, 7.125%                                                    A             67,000       1,815,030
Citigroup Capital IX, 6.00%                                                      A            207,000       5,326,110
Citigroup Capital X, 6.10%                                                       A            100,000       2,577,000
Ford Motor Credit Co., 7.60%                                                     BBB+         315,600       8,341,308
General Electric Capital Corp., 6.10%                                            AAA           50,770       1,327,636
Household Finance Corp., 6.00%                                                   A            174,200       4,422,938
Household Finance Corp., 6.875%                                                  A            388,800      10,334,304
Morgan Stanley Capital Trust II, 7.25%                                           A-           240,200       6,420,546
Morgan Stanley Capital Trust III, 6.25%                                          A-            25,400         654,050
Morgan Stanley Capital Trust IV, 6.25%                                           A-            47,000       1,202,730
Morgan Stanley Capital Trust V, 5.75%                                            A1           317,000       7,785,520
SLM Corp., 6.00%                                                                 A            138,800       3,518,580

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                                              CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Insurance 3.91%                                                                                           $25,850,088
Great-West Life & Annuity Insurance Capital I, 7.25%, Ser A                      A-            27,200         698,768
ING Groep N.V., 7.05% (Netherlands)                                              A-           552,000      15,119,280
PLC Capital Trust IV, 7.25%                                                      BBB+         186,600       5,019,540
PLC Capital Trust V, 6.125%                                                      BBB+         200,000       5,012,500

Leisure 0.34%                                                                                               2,242,038
Hilton Hotels Corp., 8.00%                                                       BBB-          83,100       2,242,038

Media 4.31%                                                                                                28,551,169
Newscorp Overseas Ltd., 8.625%, Ser A (Cayman Islands)                           BB           144,844       3,736,975
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+           328,418       8,299,123
Shaw Communications, Inc., 8.50% (Canada)                                        B+           655,100      16,515,071

Oil & Gas 3.90%                                                                                            25,818,473
EnCana Corp., 9.50%                                                              BBB           43,800       1,162,890
Nexen, Inc., 7.35% (Canada)                                                      BBB-         838,500      22,178,325
Talisman Energy, Inc., 8.90% (Canada)                                            BBB-          97,300       2,477,258

REIT 5.96%                                                                                                 39,414,456
Duke Realty Corp., 6.50%, Ser K                                                  BBB          100,000       2,500,000
Duke Realty Corp., 6.625%, Ser J                                                 Baa2          59,925       1,547,264
Duke Realty Corp., 7.99%, Ser B                                                  Baa2         251,830      13,441,426
Public Storage, Inc., 6.45%, Depositary Shares, Ser X                            BBB+          25,000         630,250
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                            BBB+         100,000       2,525,000
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                            BBB+         497,643      13,530,913
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                            BBB+         157,965       4,291,909
Public Storage, Inc., 8.60%                                                      BBB+          34,600         947,694

Telecommunications 1.87%                                                                                   12,369,078
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-           406,620      10,938,078
Verizon New England, Inc., 7.00%, Ser B                                          A+            54,000       1,431,000

Utilities 62.15%                                                                                          411,359,702
Ameren Corp., 9.75%, Conv                                                        BBB+         480,000      14,016,000
American Electric Power Co., Inc., 9.25%, Conv                                   Baa3         200,000       9,702,000
Aquila, Inc., 7.875%                                                             Caa          512,507      12,146,416
Atlantic Capital II, 7.375%, Ser C                                               BBB-          30,700         776,710
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                    Baa1          40,000       4,340,000
BGE Capital Trust II, 6.20%                                                      BBB          608,125      15,671,381
Boston Edison Co., 4.78%                                                         A3            15,143       1,336,370
Cinergy Corp., 9.50%, Conv                                                       Baa2         230,000      14,641,800
Coastal Finance I, 8.375%                                                        CCC          116,400       2,830,848
Consumers Energy Co. Financing I, 8.36%                                          B             42,800       1,097,820
Consumers Energy Co. Financing II, 8.20%                                         B            136,200       3,474,462
Consumers Energy Co. Financing III, 9.25%                                        B            115,200       2,988,288
Consumers Energy Co. Financing IV, 9.00%                                         Ba2          117,600       3,175,200
Detroit Edison Co., 7.375%                                                       BBB-         210,435       5,324,006
Detroit Edison Co., 7.54%                                                        BBB-          74,600       1,909,760

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                                              CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Utilities (continued)
Dominion CNG Capital Trust I, 7.80%                                              BBB-         253,476      $6,861,595
Dominion Resources, Inc., 9.50%, Conv                                            BBB+         100,000       5,717,000
DQE Capital Corp., 8.375%                                                        Baa3          25,400         661,416
DTE Energy Co., 8.75%, Conv                                                      BBB          220,000       5,612,200
DTE Energy Trust I, 7.80%                                                        BBB-         111,700       3,012,549
Duke Capital Financing Trust III, 8.375%                                         BBB-         349,100       9,149,911
Duke Energy Capital Trust I, 7.20%, Ser Q                                        BBB-         257,000       6,507,240
Duke Energy Capital Trust II, 7.20%                                              BBB-         142,439       3,612,253
Duke Energy Corp., 8.25%, Conv                                                   Baa3         122,700       1,725,162
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC          231,500      10,996,250
Energy East Capital Trust I, 8.25%                                               BBB-         447,200      12,043,096
Entergy Arkansas Capital I, 8.50%, Ser A                                         BB+           57,700       1,475,389
Entergy Gulf States Capital I, 8.75%, Ser A                                      BB            70,400       1,816,320
Entergy Mississippi, Inc., 7.25%                                                 BBB+         346,000       9,411,200
Enterprise Capital Trust I, 7.44%, Ser A                                         BB+          391,600       9,848,740
Enterprise Capital Trust III, 7.25%, Ser C                                       BB+          200,000       5,078,000
FPC Capital I, 7.10%, Ser A                                                      BB+          464,585      11,846,918
FPL Group, Inc., 8.00%, Conv                                                     A-           120,000       6,924,000
Georgia Power Capital Trust VII, 5.875%                                          BBB+         233,400       5,805,825
Georgia Power Co., 6.00%, Ser R                                                  A            386,897       9,904,563
HECO Capital Trust I, 8.05%                                                      BBB-          37,400         959,310
HECO Capital Trust II, 7.30%, Ser 1998                                           BBB-         128,883       3,241,407
Idaho Power Co., 7.07%                                                           A-            50,000       5,179,690
Indiana Michigan Power Co., 6.875%                                               BB+           36,547       3,672,974
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-         700,000      22,750,000
KCPL Financing I, 8.30%                                                          BB+          145,900       3,736,499
KeySpan Corp., 8.75%, Conv                                                       A            335,000      18,090,000
Met-Ed Capital Trust, 7.35%                                                      Baa3         183,700       4,656,795
Monongahela Power Co., $7.73, Ser L                                              CCC+          45,000       4,162,500
Northern States Power Co., 8.00%                                                 BBB-         235,000       6,521,250
OGE Energy Capital Trust I, 8.375%                                               BBB-         234,400       6,141,280
ONEOK, Inc., 8.50%, Conv                                                         Baa1          31,000         962,860
Penelec Capital Trust, 7.34%                                                     Baa3         108,800       2,768,960
Pennsylvania Power Co., 7.75%                                                    BB            91,700       9,301,819
PSEG Funding Trust II, 8.75%                                                     BB+          208,000       5,919,680
PSO Capital I, 8.00%, Ser A                                                      BB+          399,347      10,103,479
Public Service Electric & Gas Co., 4.18%, Ser B                                  BB+            7,900         633,975
Public Service Enterprise Group, Inc., 10.25%, Conv                              BBB-         155,450       9,891,284
Puget Sound Energy Capital Trust II, 8.40%                                       BB           103,900       2,819,846
SEMCO Capital Trust I, 10.25%                                                    B-           404,600      10,924,200
Southern Co. Capital Trust VI, 7.125%                                            BBB+          49,800       1,369,500
Southern Union Co., 5.75%, Conv                                                  Baa3          12,000         691,500
Southwest Gas Capital II, 7.70%                                                  BB           362,100       9,776,700
TECO Capital Trust I, 8.50%                                                      Ba2          469,800      12,365,136

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                                              CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Utilitites (continued)
TECO Energy, Inc., 9.50%, Conv                                                   BB           430,000      $6,665,000
TransCanada Pipelines Ltd., 8.25% (Canada)                                       BBB           32,800         844,272
TXU Corp., 8.125%, Conv                                                          Ba1          159,800       5,596,196
Virginia Power Capital Trust, 7.375%                                             BBB          410,000      11,082,300
WEC Capital Trust I, 6.85%                                                       BBB-         322,200       8,138,772
Western Resources Capital I, 7.875%, Ser A                                       B+            37,400         951,830


ISSUER, DESCRIPTION,                                                          CREDIT        PAR VALUE
MATURITY DATE                                                                 RATING*   (000s OMITTED)          VALUE
CAPITAL PREFERRED SECURITIES 9.49%                                                                        $62,841,943
(Cost $58,301,465)

Banks -- Foreign 1.17%                                                                                      7,762,575
Lloyds TSB Bank Plc,
Sub Bond Tier I (United Kingdom), 11-29-49                                       A+            $7,500       7,762,575

Banks -- United States 1.12%                                                                                7,439,829
Summit Capital Trust I,
Gtd Cap Trust Pass-Thru Security Ser B, 03-15-27                                 BBB+           6,500       7,439,829

Telecommunications 1.03%                                                                                    6,840,000
TCI Communications Financing Trust III,
Gtd Cap Security, 03-31-27                                                       BB+            5,700       6,840,000

Utilities 6.17%                                                                                            40,799,539
DPL, Inc.,
Gtd Cap Security, 09-01-31                                                       B+            24,000      22,693,680
KN Capital Trust I,
Gtd Cap Pass-Thru Security Ser B, 04-15-27                                       BB+           11,500      13,593,495
KN Capital Trust III,
Gtd Cap Security, 04-15-28                                                       BB+            4,000       4,512,364

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000S OMITTED)          VALUE
CORPORATE BONDS 3.41%                                                                                     $22,585,832
(Cost $21,530,581)

Banks -- United States 0.33%                                                                                2,164,730
Capital One Bank,
Sr Note, 06-15-05                                                  8.25%       BBB-            $2,000       2,164,730

Utilities 3.08%                                                                                            20,421,102
Black Hills Corp.,
Note, 05-15-13                                                     6.50        BBB-             5,000       5,110,095
Entergy Gulf States, Inc.,
1st Mtg Bond, 07-01-33 (R)                                         6.20        BBB-             5,000       4,822,330
Midland Funding Corp. II,
Deb Ser A, 07-23-05                                                11.75       BB-              9,623      10,488,677

SHORT-TERM INVESTMENTS 5.29%                                                                              $35,000,000
(Cost $34,999,174)

Government -- U.S. Agencies 5.29%
Federal Home Loan Bank, Disc Note, 02-02-04                        0.85        Aaa             35,000      35,000,000

TOTAL INVESTMENTS 141.80%                                                                                $938,537,355

OTHER ASSETS AND LIABILITIES, NET (41.80%)                                                              ($276,686,400)

TOTAL NET ASSETS 100.00%                                                                                 $661,850,955

  * Credit ratings are unaudited and are rated by Standard & Poor's where available, or Moody's Investors Service.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $15,833,330 or 2.39% of the Fund's net assets as of January 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

January 31, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.


ASSETS
Investments at value (cost $887,024,204)                         $938,537,355
Cash                                                                    6,725
Cash segregated for futures contracts                                 325,000
Dividends and interest receivable                                   4,053,305
Unrealized appreciation of swap contracts                           2,226,866
Other assets                                                           56,794

Total assets                                                      945,206,045

LIABILITIES
Payable for investments purchased                                   2,905,600
Payable for futures variation margin                                  109,375
Payable for swap contracts                                            135,127
Payable to affiliates
Management fee                                                         28,300
Other                                                                  23,864
Other payables and accrued expenses                                    80,865

Total liabilities                                                   3,283,131
Auction Preferred Shares (APS), at value, unlimited
number of shares of beneficial interest authorized
with no par value, 11,200 shares issued, liquidation
preference of $25,000 per share                                   280,071,959

NET ASSETS
Common shares capital paid-in                                     609,663,013
Accumulated net realized loss on investments and
financial futures contracts                                        (5,072,494)
Net unrealized appreciation of investments,
financial futures contracts and swap contracts                     53,846,861
Accumulated net investment income                                   3,413,575

Net assets applicable to common shares                           $661,850,955

NET ASSET VALUE PER COMMON SHARE
Based on 25,699,185 shares of beneficial
interest outstanding -- unlimited number
of shares authorized with no par value                                 $25.75

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
January 31, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $55,852)           $29,596,126
Interest                                                            3,267,547

Total investment income                                            32,863,673

EXPENSES
Investment management fee                                           3,503,160
APS auction fee                                                       368,230
Accounting and legal services fee                                     140,126
Custodian fee                                                          64,802
Miscellaneous                                                          24,330
Trustees' fee                                                          23,129
Printing                                                               21,786
Auditing fee                                                           20,284
Registration and filing fee                                            20,262
Transfer agent fee                                                     14,468
Legal fee                                                               5,614
Interest                                                                4,064

Total expenses                                                      4,210,255
Less expense reductions                                              (934,176)

Net expenses                                                        3,276,079

Net investment income                                              29,587,594

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        (1,113,110)
Financial futures contracts                                         2,898,529

Change in net unrealized appreciation (depreciation) of
Investments                                                        26,554,715
Financial futures contracts                                        (2,971,886)
Swap contracts                                                     (1,709,571)

Net realized and unrealized gain                                   23,658,677

Distributions to APS                                               (1,661,459)

Increase in net assets from operations                            $51,584,812

1 Semiannual period from 8-1-03 through 1-31-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease due
to the sale of
common shares.
                                                   PERIOD        PERIOD
                                                    ENDED         ENDED
                                                  7-31-03 1     1-31-04 2
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $51,269,429   $29,587,594
Net realized gain                               2,556,844     1,785,419
Change in net unrealized
appreciation (depreciation)                    31,973,603    21,873,258
Distributions to APS                           (3,051,520)   (1,661,459)

Increase in net assets
resulting from operations                      82,748,356    51,584,812

Distributions to common shareholders
From net investment income                    (46,126,277)  (27,725,035)
From net realized gain                                 --    (8,472,279)
                                              (46,126,277)  (36,197,314)

From Fund share transactions                  608,870,767       970,611

NET ASSETS
Beginning of period                                    --   645,492,846

End of period 3                              $645,492,846  $661,850,955


1 Inception period from 8-27-02 through 7-31-03.

2 Semiannual period from 8-1-03 through 1-31-04. Unaudited.

3 Includes accumulated net investment income of $3,212,475 and $3,413,575, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                                         7-31-03 1   1-31-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   23.88 3    $25.15
Net investment income 4                                                 2.02        1.15
Net realized and unrealized gain on investments                         1.32        0.92
Distributions to APS                                                   (0.12)      (0.06)
Total from investment operations                                        3.22        2.01
Less distributions to common shareholders
From net investment income                                             (1.80)      (1.08)
From net realized gain                                                    --       (0.33)
                                                                       (1.80)      (1.41)
Capital charges
Offering costs related to common shares                                (0.02)         --
Offering costs and underwriting discounts related to APS               (0.13)         --
                                                                       (0.15)         --
Net asset value, end of period                                        $25.15      $25.75
Per share market value, end of period                                 $24.32      $26.30
Total return at market value 5,6 (%)                                    4.78 7,8   14.29 7

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares, end of period (in millions)     $645        $662
Ratio of expenses to average net assets 9 (%)                           1.00 10     1.00 10
Ratio of adjusted expenses to average net assets 11 (%)                 1.28 10     1.29 10
Ratio of net investment income to average net assets 12 (%)             9.11 10     9.06 10
Portfolio turnover (%)                                                    20          11

SENIOR SECURITIES
Total value of APS outstanding (in millions)                            $280        $280
Involuntary liquidation preference per unit (in thousands)               $25         $25
Average market value per unit (in thousands)                             $25         $25
Asset coverage per unit 13                                           $83,686     $82,774


See notes to
financial statements.

Notes to Financial Highlights

 1 Inception period from 8-27-02 through 7-31-03.

 2 Semiannual period from 8-1-03 through 1-31-04. Unaudited.

 3 Reflects the deduction of a $1.125 per share sales load.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Assumes a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

 9 Ratios calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.72% and 0.70%.

10 Annualized.

11 Ratios calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares and does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized adjusted ratios of expenses would have been 0.92% and 0.90%.

12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.59% and 6.34%.

13 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Preferred Income Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith, in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On January 31, 2004, the Fund had deposited $325,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following open financial futures contracts on January 31, 2004:

                   NUMBER OF
OPEN CONTRACTS     CONTRACTS      POSITION      EXPIRATION       APPRECIATION
-----------------------------------------------------------------------------
U.S. 10-Yr Note      250           Short          MAR 04           $106,844


Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded daily as interest income or as an offset to interest income. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts and records realized gains or losses at the time the swap contracts are closed out.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on January 31, 2004:

                           RATE TYPE
                  -----------------------------
                                  PAYMENTS
NOTIONAL          PAYMENTS MADE   RECEIVED        TERMINATION
AMOUNT            BY FUND         BY FUND         DATE          APPRECIATION
----------------------------------------------------------------------------
$70,000,000       2.56% (a)       3-month LIBOR   JUN 08          $2,226,866

(a) Fixed rate


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax-basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of the Berkeley Financial Group, LLC. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net assets and the value attributable to the Auction Preferred Shares ("managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in the management fee amounted to $934,176 for the period ended January 31, 2004. After the eighth year, the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.03% of the average managed assets of the Fund. The Fund also paid the Adviser the amount of $1,078 for certain publishing services, included in the printing fees.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund's common shares sold, offering costs and underwriting discount charged to capital paid-in, distributions reinvestments, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.



                                       PERIOD ENDED 7-31-03 1           PERIOD ENDED 1-31-04 2
                                     SHARES          AMOUNT           SHARES          AMOUNT
Beginning of period                      --              --       25,661,053    $608,692,402
Shares sold                      25,590,309    $610,968,628 3             --              --
Offering cost related to
common shares                            --        (617,673)              --              --
Offering costs and
underwriting discount
related to Auction
Preferred Shares                         --      (3,185,442)              --              --
Reclassification of
capital accounts                         --        (178,365)              --              --
Distributions reinvested             70,744       1,705,254           38,132         970,611
Net increase                     25,661,053    $608,692,402       25,699,185    $609,663,013

1 Inception period from 8-27-02 through 7-31-03.

2 Semiannual period from 8-1-03 through 1-31-04. Unaudited.

3 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.


Auction preferred shares

The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of Series M, 2,240 shares of Series T, 2,240 shares of Series W, 2,240 of shares of Series TH and 2,240 shares of Series F) (collectively, the "APS") on October 23, 2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003.

Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund's capital paid-in during the period ended July 31, 2003.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for the Series W, which reset its rate on October 23, 2003, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on the APS ranged from 0.95% to 1.59% during the period ended January 31, 2004. Accrued dividends on the APS are included in the value of the APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS, as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shares.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2004, aggregated $99,824,110 and $108,337,745, respectively.

The cost of investments owned on January 31, 2004, including short-term investments, for federal income tax purposes, was $887,067,063. Gross unrealized appreciation and depreciation of investments aggregated $58,751,754 and $7,281,462, respectively, resulting in net unrealized appreciation of $51,470,292. The appreciation of swap contracts, for federal tax purposes, was $2,226,866. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

INVESTMENT
OBJECTIVE
AND POLICY

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities, which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets, including the liquidation preference of APS, plus borrowing for investment purposes.

Effective December 16, 2003, the Trustees approved additional changes to the Fund's by-laws. The changes included updating the leveraged rating agency requirements in keeping with recent changes to the agency's basic maintenance reporting requirements for leveraged closed-end funds. In addition, changes were made to reflect recent updates that Moody's made to some of their eligible asset and discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

DIVIDEND
REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and
(2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

FOR YOUR
INFORMATION


TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Patti McGill Peterson*
Dr. John A. Moore*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Richard A. Brown
Senior Vice President and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSER

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

STOCK SYMBOL

Listed New York Stock Exchange: HPI

For shareholder assistance refer to page 24

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   Mellon Investor Services
                                  85 Challenger Road
                                  Overpeck Centre
                                  Ridgefield Park, NJ 07660

Customer service
representatives                   1-800-852-0218

Portfolio commentary              1-800-344-7054

24-hour automated information     1-800-843-0090

TDD Line                          1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------

P80SA 1/04
      3/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 10. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    March 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    March 30, 2004


By:
-------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    March 30, 2004